CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2019
Disclosure of convertible debentures [Abstract]
CONVERTIBLE DEBENTURES

14. CONVERTIBLE DEBENTURES

June 2018 Convertible Debenture

In June 2018, the Company issued secured convertible debentures to a third party for gross proceeds of $1,000,000 under the following terms:

  A term of one year;
  An interest rate of 1% per month, payable monthly; and
  Convertible into common shares of the Company at $0.20 per common share, subject to adjustment in certain events.

In connection with the convertible debentures, the Company also issued 5,000,000 share purchase warrants to the holders exercisable at a price of $0.25 per common share for a period of one year. The Company also incurred cash debt issuance costs of $76,791.

In November 2018, the terms of these convertible debentures were modified as follows:

  The conversion price was reduced to $0.10 per common share;
  The expiry date of the original warrants was extended to November 13, 2019;
  The exercise price of the share purchase warrants was reduced to $0.125 per common share; and
  The Company issued 5,000,000 additional share purchase warrants to the purchasers exercisable at a price of $0.125 per common share, subject to certain adjustments in certain events with an expiry date of November 13, 2019.

The convertible debentures are secured against the assets of the Company and its subsidiaries pursuant to the terms of a general security agreement of the Company issued in favor of the holders.

November 2018 Convertible Debenture

In November 2018, the Company issued secured convertible debentures to a third party for gross proceeds of $500,000 under the following terms:

  A term of seven months;
  An interest rate of 1% per month, payable monthly; and
  Convertible into common shares of the Company at $0.10 per common share, until June 12, 2019, subject to adjustments in certain events.

In connection with the convertible debentures, the Company also issued 5,000,000 share purchase warrants to the purchasers exercisable at a price of $0.125 per common share for a period of one year until November 13, 2019. The Company also incurred cash debt issuance costs of $46,295.

The convertible debentures are secured against the assets of the Company and its subsidiaries pursuant to the terms of a general security agreement of the Company issued in favor of the holders.

For accounting purposes, the convertible debentures are separated into their liability and equity components using the residual method. The fair value of the liability component at the time of issue was determined based on an estimated discount rate of 17% for debentures. The fair value of the equity component was determined as the difference between the face value of the convertible debentures and the fair value of the liability component. After initial recognition the liability component is carried on an amortized cost basis and will be accreted to its face value over the term to maturity of the convertible debentures at the effective rate of 25%.

During the year ended December 31, 2018, the Company determined the fair value of the equity component of the convertible debentures to be $53,583, offset by transaction costs of $4,397 and a deferred tax liability of $46,513.

June 2019

In June 2019, the Company repaid $750,000 of the convertible debentures and extended the term with the existing lenders.

In consideration for the extension of financing terms with existing lenders, the Company reached an agreement with such lenders to amend existing warrants (the "Amended Warrants") that were issued to such lenders on (i) June 12, 2018 (as previously amended on November 13, 2018) and (ii) November 13, 2018. The Amended Warrants were amended as follows:

  The exercise price of the Amended Warrants was amended from $0.125 to $0.09; and
  The expiry date of the Amended Warrants was extended from November 13, 2019 to November 13, 2020.

Concurrent with the Amended Warrants, the Company also issued new common share purchase warrants (the "New Warrants") to each holder of the Amended Warrants, resulting in an aggregate of 15,000,000 New Warrants being issued. Each New Warrant entitles the holder thereof to acquire one common share of the Company at an exercise price of $0.09 per common share, with each New Warrant set to expire on November 13, 2020. The fair value of the New Warrants is $287,272.

The fair value of the share purchase warrants was calculated using the Black-Scholes model and the following weighted average assumptions:

Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	1.42 years
Expected volatility	58.15%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

The Company has the right to repurchase all of the Amended Warrants and New Warrants for $300,000 in aggregate at any time before their respective expiry dates.

The amendment of the convertible debenture was deemed to be an extinguishment of the original liabilities. As such, the equity portion of the original convertible debentures of $2,673 was derecognized and the Amended Warrants were revalued at the extinguishment date using the Black-Scholes model and the weighted average assumptions disclosed above. The fair value of the Amended Warrants at the date of extinguishment was determined to be $287,623. Consequently, $572,222 was recorded as a loss on extinguishment to contributed surplus.

September 2019

In September 2019, the Company further extended the term with the existing lenders.

In consideration for the extension of financing terms with existing lenders, the Company reached an agreement with such lenders to pay a 10% penalty on the total outstanding amounts under the principal. During the year ended December 31, 2019, the Company paid the penalty of $75,000 and recorded the penalty as interest expense in the consolidated statements of comprehensive loss.

December 2019

In December 2019, the Company further extended the term with the existing lenders.

In consideration for the extension of financing terms with existing lenders, the Company reached an agreement with such lenders to pay a 1% penalty on the total outstanding amounts under the principal, as well as an additional 2% penalty on the total outstanding amounts under the principal to be added to the principal if the outstanding amounts are not repaid by January 14, 2020.

During the year ended December 31, 2019, the Company paid the penalty of $7,500 and recorded the penalty as interest expense in the consolidated statements of comprehensive loss.

A reconciliation of the convertible debentures is as follows:

Balance, December 31, 2017	$—
Cash items
Issuance of convertible debt	1,500,000
Non-cash items
Equity portion of convertible debt	(53,583)
Transaction costs	(118,689)
Accreted interest	64,896
Debt conversion	(5,000)
Balance at December 31, 2018	$1,387,624
Cash items
Repayment of convertible debt	(750,000)
Non-cash items
Accreted interest	107,376
Extinguishment of debt	(745,000)
Issuance of debt	745,000
Balance at December 31, 2019	$745,000

During the period ended December 31, 2019, the Company has incurred interest expense of $127,500 (2018 - $71,836) on the convertible debentures, of which $15,000 (2018 - $21,836) remains payable and has been recorded within interest payable on the consolidated statement of financial position.